UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 58.2%
COMMON STOCKS: 58.2%
CONSUMER DISCRETIONARY: 6.1%
Accor SA	76	$2,712
Amazon.com, Inc. (a)	8	1,620
Arbitron, Inc.	470	17,381
BorgWarner, Inc. (a)	34	2,868
Comcast Corp., Class A	41	1,230
Comcast Corp., Special, Class A	1,465	43,232
Darden Restaurants, Inc.	27	1,381
DeVry, Inc.	505	17,104
DISH Network Corp., Class A	1,079	35,531
Electrolux AB, Series B	126	2,663
Ford Motor Co.	71	887
GameStop Corp., Class A	37	808
Gannett Co, Inc.	1,585	24,298
Hanesbrands, Inc. (a)	615	18,167
Hennes & Mauritz AB, B Shares	104	3,760
Home Depot, Inc.	590	29,683
International Game Technology	1,290	21,659
Interpublic Group of Cos., Inc., The	1,965	22,421
Johnson Controls, Inc.	802	26,049
Macy’s, Inc.	33	1,311
Madison Square Garden Company, The, Class A (a)	390	13,338
McDonald’s Corp.	165	16,187
Meredith Corp.	355	11,523
Mohawk Industries, Inc. (a)	305	20,286
Newell Rubbermaid, Inc.	1,090	19,413
News Corp., Class A	1,684	33,158
NIKE, Inc., Class B	194	21,037
Nordstrom, Inc.	215	11,980
PulteGroup, Inc. (a)	2,545	22,523
Royal Caribbean Cruises, Ltd.	695	20,454
Scripps Networks Interactive, Class A	1,715	83,503
SES SA	826	20,501
Sharp Corp./Japan	215	1,584
Shaw Communications, Inc.	100	2,115
Skullcandy, Inc. (a)	59	934
Sotheby’s	185	7,278
Staples, Inc.	231	3,738
Target Corp.	2,307	134,429
Time Warner Cable, Inc.	572	46,618
Time Warner, Inc.	1,154	43,564
Toll Brothers, Inc. (a)	555	13,314
Washington Post Co., The, Class B	31	11,580

		833,822

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 5.8%
Coca-Cola Co., The	347	$25,681
Corn Products International, Inc.	114	6,572
Cosan, Ltd., Class A	169	2,510
CVS Caremark Corp.	2,066	92,557
Danone	54	3,767
Diageo PLC	13	313
Energizer Holdings, Inc. (a)	105	7,789
HJ Heinz Co.	312	16,708
JM Smucker Co., The	642	52,233
Kellogg Co.	512	27,459
Kimberly-Clark Corp.	397	29,334
L’Oreal SA	29	3,579
McCormick & Co., Inc.	2,258	122,903
Natura Cosmeticos SA	103	2,240
PepsiCo, Inc.	417	27,668
Procter & Gamble Co., The	2,380	159,960
Safeway, Inc.	777	15,703
Sysco Corp.	2,320	69,275
Tesco PLC	336	1,773
Unilever NV	2,240	76,227
United Natural Foods, Inc. (a)	95	4,433
Walgreen Co.	520	17,415
WD-40 Co.	495	22,448

		788,547

ENERGY: 6.4%
Apache Corp.	151	15,166
Baker Hughes, Inc.	145	6,081
BG Group PLC, ADR	3,855	89,282
Canadian Natural Resources, Ltd.	41	1,360
Cimarex Energy Co.	1,001	75,545
ConocoPhillips	575	43,706
Contango Oil & Gas Co. (a)	290	17,084
El Paso Corp.	1,545	45,655
Energen Corp.	725	35,634
Energy XXI Bermuda, Ltd. (a)	405	14,625
Enerplus Corp.	1,070	23,989
Ensco PLC, ADR	92	4,870
EQT Corp.	132	6,364
Kinder Morgan Management LLC	914	68,212
Newfield Exploration Co. (a)	2,360	81,845

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Corp. (a)	605	$22,669
Noble Energy, Inc.	526	51,432
Penn West Petroleum, Ltd.	57	1,114
Petroleo Brasileiro SA, ADR	399	10,597
Provident Energy, Ltd.	928	11,136
Quicksilver Resources, Inc. (a)	1,560	7,862
Rosetta Resources, Inc. (a)	56	2,731
Royal Dutch Shell PLC, ADR	518	36,327
Sasol Ltd., ADR	31	1,508
Seadrill, Ltd.	816	30,608
Spectra Energy Corp.	1,537	48,492
Statoil ASA, ADR	1,146	31,068
Suncor Energy, Inc.	622	20,339
W&T Offshore, Inc.	1,620	34,150
Weatherford International, Ltd. (a)	1,067	16,101
Williams Cos., Inc., The	1,053	32,443

		887,995

FINANCIALS: 8.7%
American Express Co.	1,359	78,632
American Tower Corp., REIT	166	10,461
Artio Global Investors, Inc.	1,705	8,133
Banco Bradesco SA, ADR	177	3,098
Bank of Montreal	194	11,527
Bank of New York Mellon Corp., The	712	17,181
BlackRock, Inc.	199	40,775
Capital One Financial Corp.	312	17,391
CapitaLand, Ltd.	521	1,294
CBRE Group, Inc., Class A (a)	1,010	20,160
Charles Schwab Corp., The	6,416	92,198
Cincinnati Financial Corp.	542	18,704
City National Corp.	195	10,232
CME Group, Inc.	141	40,796
Digital Realty Trust, Inc., REIT	328	24,262
First American Financial Corp.	2,575	42,822
First Horizon National Corp.	2,640	27,403
Growthpoint Properties, Ltd.	379	989
HCP, Inc., REIT	451	17,796
Hospitality Properties Trust, REIT	943	24,961
IntercontinentalExchange, Inc. (a)	178	24,461
Janus Capital Group, Inc.	2,710	24,146
Jones Lang LaSalle, Inc.	260	21,661

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
JPMorgan Chase & Co.	1,532	$70,441
KKR & Co., LP	1,100	16,313
Lazard, Ltd., Class A	2,206	63,003
Loews Corp.	543	21,649
Marsh & McLennan Cos., Inc.	871	28,560
MetLife, Inc.	628	23,456
Och-Ziff Capital Mgmt. Group, LP, Class A	162	1,503
Pinnacle Financial Partners, Inc. (a)	1,085	19,910
Plum Creek Timber Co., Inc., REIT	49	2,036
Potlatch Corp., REIT	84	2,633
Progressive Corp., The	5,033	116,665
Royal Bank of Canada (Canadian)	46	2,666
SEI Investments Co.	2,245	46,449
State Street Corp.	867	39,449
Tower Group, Inc.	585	13,122
Travelers Cos., Inc., The	404	23,917
U.S. Bancorp	1,689	53,508
Unibail-Rodamco SE, REIT	14	2,801
Valley National Bancorp	927	12,005
Wells Fargo & Co.	1,831	62,509

		1,201,678

HEALTH CARE: 7.5%
Abbott Laboratories	1,287	78,880
Amgen, Inc.	62	4,215
Baxter International, Inc.	152	9,087
Becton Dickinson & Co.	879	68,254
Bio-Rad Laboratories, Inc., Class A (a)	242	25,093
Charles River Laboratories Intl., Inc. (a)	620	22,376
Covidien PLC	1,220	66,710
Eli Lilly & Co.	425	17,115
Furiex Pharmaceutical, Inc. (a)	400	9,452
Genomic Health, Inc. (a)	410	12,550
Gen-Probe, Inc. (a)	440	29,220
Gilead Sciences, Inc. (a)	1,525	74,496
GlaxoSmithKline PLC, ADR	611	27,440
Hospira, Inc. (a)	495	18,508
Johnson & Johnson	870	57,385
LHC Group, Inc. (a)	270	5,003
Life Technologies Corp. (a)	67	3,271
Merck & Co., Inc.	1,546	59,366
Novartis AG	152	8,414

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Novartis AG, ADR	818	$45,325
Novo Nordisk A/S, ADR	305	42,307
Novo Nordisk A/S, B Shares	97	13,469
Olympus Corp.	83	1,363
Patterson Cos., Inc.	670	22,378
Pfizer, Inc.	1,736	39,338
Roche Holding AG	92	16,011
Roche Holding AG, ADR	1,422	62,056
Sirona Dental Systems, Inc. (a)	105	5,412
Smith & Nephew PLC	252	2,554
St. Jude Medical, Inc.	41	1,817
Symmetry Medical, Inc. (a)	825	5,833
Teleflex, Inc.	1,375	84,081
Valeant Pharmaceuticals International (a)	605	32,482
VCA Antech, Inc. (a)	1,020	23,674
Waters Corp. (a)	54	5,004
WellPoint, Inc.	247	18,229
Zimmer Holdings, Inc. (a)	320	20,570

		1,038,738

INDUSTRIALS: 7.2%
3M Co.	767	68,424
ABB, Ltd. (a)	126	2,579
ABB, Ltd., ADR (a)	88	1,796
Abengoa SA	84	1,535
Ameresco, Inc., Class A (a)	152	2,060
Atlas Copco AB, A Shares	201	4,863
Bombardier, Inc., Class B	184	764
Brady Corp., Class A	535	17,307
Brink’s Co., The.	280	6,684
Canadian Pacific Railway, Ltd.	38	2,884
Cooper Industries PLC	365	23,342
Cummins, Inc.	47	5,642
Danaher Corp.	2,604	145,824
Deere & Co.	167	13,510
Dun & Bradstreet Corp.	205	17,370
East Japan Railway Co.	45	2,841
Eaton Corp.	96	4,784
Emerson Electric Co.	731	38,144
Expeditors International of Washington, Inc.	76	3,535
FedEx Corp.	25	2,299
FTI Consulting, Inc. (a)	2	75

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
General Electric Co.	2,937	$58,946
Genesee & Wyoming, Inc., Class A (a)	22	1,201
Herman Miller, Inc.	2,002	45,966
Honeywell International, Inc.	645	39,377
ICF International, Inc. (a)	1,015	25,751
IDEX Corp.	345	14,535
Illinois Tool Works, Inc.	548	31,302
Insperity, Inc.	765	23,440
Interface, Inc., Class A	900	12,555
Iron Mountain, Inc.	1,085	31,248
Kurita Water Industries, Ltd.	89	2,191
Mitsubishi Electric Corp.	267	2,384
Mitsui OSK Lines, Ltd.	267	1,172
MTR Corp. Ltd.	1,230	4,415
Nordson Corp.	53	2,889
Pall Corp.	750	44,723
Pentair, Inc.	434	20,663
Royal Philips	118	2,401
Royal Philips (Netherlands)	20	406
RR Donnelley & Sons, Co.	1,289	15,971
Schneider Electric SA	50	3,271
Siemens AG	28	2,824
Simpson Manufacturing Co., Inc.	490	15,803
Skanska AB, B Shares	73	1,264
SKF AB, B Shares	180	4,393
Stanley Black & Decker, Inc.	217	16,700
Stericycle, Inc. (a)	15	1,255
Tennant Co.	67	2,948
Timken Co.	76	3,856
United Parcel Service, Inc., Class B	586	47,302
Verisk Analytics, Inc., Class A (a)	395	18,552
Vestas Wind Systems A/S (a)	135	1,372
Waste Management, Inc.	2,294	80,197
WW Grainger, Inc.	204	43,820

		991,355

INFORMATION TECHNOLOGY: 10.0%
Accenture PLC, Class A	365	23,543
Adobe Systems, Inc. (a)	97	3,328
Altera Corp.	2,316	92,223
Anixter International, Inc. (a)	922	66,873
Apple, Inc. (a)	29	17,385

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Applied Materials, Inc.	3,021	$37,581
Autodesk, Inc. (a)	109	4,613
Brocade Communications Systems, Inc. (a)	3,490	20,068
Canon, Inc.	102	4,879
Ceragon Networks, Ltd. (a)	1,730	16,418
Ciena Corp. (a)	1,385	22,423
Cisco Systems, Inc.	867	18,337
Clicksoftware Technologies, Ltd.	1,150	14,582
Cognizant Technology Solutions, Class A (a)	29	2,232
Corning, Inc.	235	3,309
Cree, Inc. (a)	76	2,404
DragonWave, Inc. (a)	1,795	7,108
eBay, Inc. (a)	109	4,021
EMC Corp. (a)	415	12,400
EZchip Semiconductor, Ltd. (a)	555	24,048
Fair Isaac Corp.	550	24,145
Finisar Corp. (a)	1,810	36,472
Google, Inc., Class A (a)	262	168,005
Harmonic, Inc. (a)	3,645	19,938
Hewlett-Packard Co.	553	13,178
IBM	278	58,005
Intel Corp.	1,295	36,402
InterDigital, Inc.	28	976
Intuit, Inc.	162	9,741
Itron, Inc. (a)	46	2,089
Juniper Networks, Inc. (a)	58	1,327
MasterCard, Inc., Class A	213	89,575
Maxim Integrated Products, Inc.	648	18,526
Mentor Graphics Corp. (a)	1,020	15,157
Microchip Technology, Inc.	617	22,952
Microsoft Corp.	900	29,025
Motorola Solutions, Inc.	1,183	60,132
National Instruments Corp.	2,260	64,455
NetApp, Inc. (a)	54	2,418
Oracle Corp.	73	2,129
Paychex, Inc.	1,388	43,014
PMC - Sierra, Inc. (a)	2,810	20,316
Qualcomm, Inc.	730	49,655
Solarworld AG	421	1,329
Taiwan Semiconductor Manu. Co., Ltd., ADR	88	1,345
TE Connectivity, Ltd.	724	26,607
Teradata Corp. (a)	15	1,022

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Texas Instruments, Inc.	2,752	$92,495
VeriSign, Inc.	1,090	41,791
Websense, Inc. (a)	460	9,701
Xerox Corp	2,425	19,593

		1,379,290

MATERIALS: 2.4%
Air Liquide SA	18	2,400
Air Products & Chemicals, Inc.	324	29,743
Calgon Carbon Corp. (a)	1,130	17,639
Compass Minerals International	420	30,131
Crown Holdings, Inc. (a)	677	24,934
Ecolab, Inc.	818	50,487
International Paper Co.	598	20,990
MeadWestvaco Corp.	561	17,722
Novozymes A/S, ADR	644	18,843
Novozymes A/S, B Shares	218	6,365
Nucor Corp.	132	5,669
Potash Corp. of Saskatchewan, Inc.	43	1,965
Praxair, Inc.	682	78,184
Rio Tinto PLC, ADR	73	4,058
Schnitzer Steel Industries, Inc., Class A	50	1,995
Sonoco Products Co.	38	1,262
Svenska Cellulosa AB, B Shares	287	4,973
Syngenta AG, ADR (a)	67	4,612
Teijin, Ltd.	434	1,468
Umicore SA	66	3,638
Vale SA, ADR	41	956

		328,034

TELECOMMUNICATION SERVICES: 1.3%
America Movil SAB de CV, Series L, ADR	249	6,183
AT&T, Inc.	1,411	44,066
BCE, Inc.	245	9,815
CenturyLink, Inc.	503	19,441
China Mobile, Ltd.	449	4,944
Portugal Telecom SGPS SA	157	853
Telefonica SA	421	6,907
Telefonica SA, ADR	1,264	20,742
Verizon Communications, Inc.	459	17,548
Vodafone Group PLC, ADR	1,308	36,192
Windstream Corp.	1,405	16,452

		183,143

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES: 2.8%
Acciona SA	21	$1,464
AGL Resources, Inc.	725	28,435
American Water Works Co., Inc.	1,007	34,268
CenterPoint Energy, Inc.	73	1,440
Enel Green Power SpA	842	1,600
Hyflux, Ltd.	1,041	1,241
Iberdrola SA	178	1,011
MDU Resources Group, Inc.	1,875	41,981
National Grid PLC	336	3,386
National Grid PLC, ADR	450	22,716
NiSource, Inc.	2,032	49,479
Northeast Utilities	257	9,540
Northwest Natural Gas Co.	550	24,970
ONEOK, Inc.	593	48,424
Ormat Technologies, Inc.	143	2,881
Portland General Electric Co.	118	2,948
Questar Corp.	3,555	68,469
Red Electrica Corp. SA	63	3,083
SABESP, ADR	16	1,226
Sempra Energy	525	31,479
SSE PLC	169	3,594
Verbund AG	54	1,644
Xcel Energy, Inc.	19	503

		385,782

TOTAL COMMON STOCKS		8,018,384

(Cost $7,258,521)
PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	50	3,664

TOTAL PREFERRED STOCK		3,664

(Cost $3,150)
TOTAL STOCKS		8,022,048

(Cost $7,261,671)

Schedule of Investments (Unaudited)
ESG Managers™ Aggressive Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 32.0%
Pax MSCI EAFE ESG Index ETF	43,667	$1,024,471
Pax MSCI North America ESG Index ETF	74,508	2,231,515
Pax World Balanced Fund (b)	38	910
Pax World Global Green Fund (a)(b)	20,667	200,056
Pax World High Yield Bond Fund (b)	53	390
Pax World International Fund (b)	115,905	951,583

TOTAL AFFILIATED INVESTMENT COMPANIES		4,408,925

(Cost $4,310,877)

NON-AFFILIATED INVESTMENT COMPANIES: 6.1%
Schroder Emerging Market Equity Fund (c)	64,827	840,812

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		840,812

(Cost $852,661)

REPURCHASE AGREEMENT: 2.0%
State Street Repo, 0.010%, 04/02/2012 (collateralized by Fannie Mae, 1.150%, due 02/22/17, principal amount $285,000; market value $283,208)
TOTAL REPURCHASE AGREEMENT	$275,000	275,000

(Cost $275,000)

TOTAL INVESTMENTS: 98.3%		13,546,785
(Cost $12,700,209)

Other assets and liabilities—(Net): 1.7%		231,901

Net Assets: 100.0%		$13,778,686

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares
ADR	—American Depository Receipt
LP	—Limited Partnership
REIT	—Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 55.4%
COMMON STOCKS: 55.4%
CONSUMER DISCRETIONARY: 5.5%
Accor SA	68	$2,427
Arbitron, Inc.	280	10,354
BorgWarner, Inc. (a)	24	2,024
Comcast Corp., Class A	28	840
Comcast Corp., Special, Class A	922	27,208
Darden Restaurants, Inc.	18	921
DeVry, Inc.	410	13,887
DISH Network Corp., Class A	680	22,392
Electrolux AB, Series B	113	2,388
Ford Motor Co.	14	175
GameStop Corp., Class A	26	568
Gannett Co, Inc.	1,280	19,622
Hanesbrands, Inc. (a)	383	11,314
Hennes & Mauritz AB, B Shares	87	3,145
Home Depot, Inc.	378	19,017
International Game Technology	1,045	17,546
Interpublic Group of Cos., Inc., The	1,590	18,142
Johnson Controls, Inc.	525	17,052
Macy’s, Inc.	23	914
Madison Square Garden Company, The, Class A (a)	285	9,747
McDonald’s Corp.	102	10,006
Meredith Corp.	285	9,251
Mohawk Industries, Inc. (a)	245	16,295
Newell Rubbermaid, Inc.	880	15,673
News Corp., Class A	1,714	33,749
NIKE, Inc., Class B	139	15,073
Nordstrom, Inc.	175	9,751
PulteGroup, Inc. (a)	1,510	13,364
Royal Caribbean Cruises, Ltd.	560	16,481
Scripps Networks Interactive, Class A	1,078	52,488
SES SA	535	13,278
Sharp Corp./Japan	340	2,504
Shaw Communications, Inc.	65	1,375
Skullcandy, Inc. (a)	39	617
Sotheby’s	140	5,508
Staples, Inc.	207	3,349
Target Corp.	1,478	86,123
Time Warner Cable, Inc.	359	29,259
Time Warner, Inc.	744	28,086
Toll Brothers, Inc. (a)	330	7,917
Washington Post Co., The, Class B	26	9,712

		579,542

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 4.9%
Coca-Cola Co., The	228	16,874
Corn Products International, Inc.	79	4,554
Cosan, Ltd., Class A	151	2,242
CVS Caremark Corp.	1,314	58,867
Danone	49	3,418
Diageo PLC	6	144
Energizer Holdings, Inc. (a)	85	6,305
HJ Heinz Co.	379	20,295
JM Smucker Co., The	390	31,730
Kellogg Co.	325	17,430
Kimberly-Clark Corp.	249	18,399
L’Oreal SA	26	3,209
McCormick & Co., Inc.	1,466	79,794
Natura Cosmeticos SA	105	2,284
PepsiCo, Inc.	267	17,715
Procter & Gamble Co., The	1,523	102,361
Safeway, Inc.	509	10,287
Sysco Corp.	1,491	44,521
Tesco PLC	301	1,589
Unilever NV	1,407	47,880
United Natural Foods, Inc. (a)	86	4,013
Walgreen Co.	335	11,220
WD-40 Co.	310	14,060

		519,191

ENERGY: 6.5%
Apache Corp.	92	9,240
Baker Hughes, Inc.	89	3,733
BG Group PLC, ADR	2,355	54,542
Canadian Natural Resources, Ltd.	27	896
Cimarex Energy Co.	627	47,320
ConocoPhillips	371	28,200
Contango Oil & Gas Co. (a)	220	12,960
El Paso Corp.	994	29,373
Energen Corp.	465	22,855
Energy XXI Bermuda, Ltd. (a)	240	8,666
Enerplus Corp.	1,300	29,146
Ensco PLC, ADR	101	5,346
EQT Corp.	91	4,387
Kinder Morgan Management LLC	1,111	82,914
Newfield Exploration Co. (a)	1,485	51,500
Noble Corp. (a)	384	14,388

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Energy, Inc.	332	$32,463
Penn West Petroleum, Ltd.	40	782
Petroleo Brasileiro SA, ADR	239	6,348
Provident Energy, Ltd.	1,127	13,524
Quicksilver Resources, Inc. (a)	925	4,662
Rosetta Resources, Inc. (a)	39	1,902
Royal Dutch Shell PLC, ADR	331	23,213
Sasol Ltd., ADR	21	1,021
Seadrill, Ltd.	992	37,210
Spectra Energy Corp.	1,502	47,388
Statoil ASA, ADR	1,295	35,107
Suncor Energy, Inc.	405	13,244
W&T Offshore, Inc.	1,000	21,080
Weatherford International, Ltd. (a)	627	9,461
Williams Cos., Inc., The	1,280	39,436

		692,307

FINANCIALS: 8.2%
American Express Co.	858	49,644
American Tower Corp., REIT	115	7,247
Artio Global Investors, Inc.	1,010	4,818
Banco Bradesco SA, ADR	158	2,765
Bank of Montreal	235	13,964
Bank of New York Mellon Corp., The	469	11,317
BlackRock, Inc.	140	28,686
Capital One Financial Corp.	202	11,259
CapitaLand, Ltd.	656	1,630
CBRE Group, Inc., Class A (a)	815	16,267
Charles Schwab Corp., The	4,248	61,044
Cincinnati Financial Corp.	658	22,708
City National Corp.	175	9,182
CME Group, Inc.	127	36,745
Digital Realty Trust, Inc., REIT	382	28,257
First American Financial Corp.	1,765	29,352
First Horizon National Corp.	1,565	16,245
Growthpoint Properties, Ltd.	478	1,247
HCP, Inc., REIT	548	21,624
Hospitality Properties Trust, REIT	1,125	29,779
IntercontinentalExchange, Inc. (a)	116	15,941
Janus Capital Group, Inc.	2,190	19,513
Jones Lang LaSalle, Inc.	210	17,495
JPMorgan Chase & Co.	991	45,566

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
KKR & Co., LP	890	$13,199
Lazard, Ltd., Class A	1,535	43,840
Loews Corp.	351	13,994
Marsh & McLennan Cos., Inc.	538	17,641
MetLife, Inc.	352	13,147
Och-Ziff Capital Mgmt. Group, LP, Class A	66	612
Pinnacle Financial Partners, Inc. (a)	645	11,836
Plum Creek Timber Co., Inc., REIT	31	1,288
Potlatch Corp., REIT	75	2,351
Progressive Corp., The	3,150	73,017
Royal Bank of Canada (Canadian)	41	2,376
SEI Investments Co.	1,420	29,380
State Street Corp.	545	24,798
Tower Group, Inc.	350	7,851
Travelers Cos., Inc., The	265	15,688
U.S. Bancorp	1,091	34,563
Unibail-Rodamco SE, REIT	13	2,600
Valley National Bancorp	1,127	14,594
Wells Fargo & Co.	1,174	40,079

		865,149

HEALTH CARE: 7.4%
Abbott Laboratories	1,236	75,754
Amgen, Inc.	43	2,924
Baxter International, Inc.	135	8,070
Becton Dickinson & Co.	568	44,105
Bio-Rad Laboratories, Inc., Class A (a)	175	18,146
Charles River Laboratories Intl., Inc. (a)	505	18,225
Covidien PLC	769	42,049
Eli Lilly & Co.	516	20,779
Furiex Pharmaceutical, Inc. (a)	240	5,671
Genomic Health, Inc. (a)	245	7,499
Gen-Probe, Inc. (a)	285	18,927
Gilead Sciences, Inc. (a)	985	48,117
GlaxoSmithKline PLC, ADR	742	33,323
Hospira, Inc. (a)	375	14,021
Johnson & Johnson	806	53,164
LHC Group, Inc. (a)	150	2,780
Life Technologies Corp. (a)	60	2,929
Merck & Co., Inc.	1,362	52,301
Novartis AG	135	7,473
Novartis AG, ADR	526	29,146

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Novo Nordisk A/S, ADR	191	$26,494
Novo Nordisk A/S, B Shares	87	12,081
Olympus Corp.	100	1,643
Patterson Cos., Inc.	485	16,199
Pfizer, Inc.	1,571	35,599
Roche Holding AG	77	13,400
Roche Holding AG, ADR	894	39,014
Sirona Dental Systems, Inc. (a)	65	3,350
Smith & Nephew PLC	226	2,290
St. Jude Medical, Inc.	28	1,241
Symmetry Medical, Inc. (a)	670	4,737
Teleflex, Inc.	870	53,201
Valeant Pharmaceuticals International (a)	390	20,939
VCA Antech, Inc. (a)	605	14,042
Waters Corp. (a)	49	4,540
WellPoint, Inc.	155	11,439
Zimmer Holdings, Inc. (a)	260	16,714

		782,326

INDUSTRIALS: 6.6%
3M Co.	482	42,999
ABB, Ltd. (a)	113	2,313
ABB, Ltd., ADR (a)	1	20
Abengoa SA	75	1,371
Ameresco, Inc., Class A (a)	135	1,829
Atlas Copco AB, A Shares	181	4,379
Bombardier, Inc., Class B	128	531
Brady Corp., Class A	430	13,911
Brink’s Co., The.	255	6,087
Canadian Pacific Railway, Ltd.	34	2,581
Cooper Industries PLC	235	15,028
Cummins, Inc.	37	4,441
Danaher Corp.	1,624	90,944
Deere & Co.	141	11,407
Dun & Bradstreet Corp.	168	14,235
East Japan Railway Co.	66	4,167
Eaton Corp.	85	4,236
Emerson Electric Co.	487	25,412
Expeditors International of Washington, Inc.	61	2,837
FedEx Corp.	23	2,115
General Electric Co.	2,549	51,158
Genesee & Wyoming, Inc., Class A (a)	1	55

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Herman Miller, Inc.	1,314	$30,169
Honeywell International, Inc.	405	24,725
ICF International, Inc. (a)	644	16,338
IDEX Corp.	280	11,796
Illinois Tool Works, Inc.	351	20,049
Insperity, Inc.	455	13,941
Interface, Inc., Class A	730	10,184
Iron Mountain, Inc.	680	19,584
Kurita Water Industries, Ltd.	98	2,413
Masco Corp.	78	1,043
Mitsubishi Electric Corp.	350	3,125
Mitsui OSK Lines, Ltd.	350	1,536
MTR Corp. Ltd.	710	2,548
Nordson Corp.	58	3,162
Pall Corp.	478	28,503
Pentair, Inc.	277	13,188
Royal Philips	105	2,137
Royal Philips (Netherlands)	14	284
RR Donnelley & Sons, Co.	1,567	19,415
Schneider Electric SA	45	2,944
Siemens AG	26	2,622
Simpson Manufacturing Co., Inc.	365	11,771
Skanska AB, B Shares	65	1,126
SKF AB, B Shares	161	3,930
Stanley Black & Decker, Inc.	172	13,237
Stericycle, Inc. (a)	9	753
Tennant Co.	60	2,640
Timken Co.	53	2,689
United Parcel Service, Inc., Class B	381	30,754
Verisk Analytics, Inc., Class A (a)	235	11,038
Vestas Wind Systems A/S (a)	120	1,220
Waste Management, Inc.	1,519	53,104
Watsco, Inc.	12	888
WW Grainger, Inc.	128	27,497

		692,409

INFORMATION TECHNOLOGY: 9.0%
Accenture PLC, Class A	235	15,158
Adobe Systems, Inc. (a)	87	2,985
Altera Corp.	1,454	57,898
Anixter International, Inc. (a)	610	44,243
Apple, Inc. (a)	23	13,788

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Applied Materials, Inc.	2,367	$29,445
Autodesk, Inc. (a)	95	4,020
Brocade Communications Systems, Inc. (a)	2,070	11,903
Canon, Inc.	142	6,793
Ceragon Networks, Ltd. (a)	1,025	9,727
Ciena Corp. (a)	820	13,276
Cisco Systems, Inc.	581	12,288
Clicksoftware Technologies, Ltd.	680	8,622
Cognizant Technology Solutions, Class A (a)	20	1,539
Corning, Inc.	151	2,126
Cree, Inc. (a)	68	2,151
DragonWave, Inc. (a)	1,065	4,217
eBay, Inc. (a)	98	3,615
EMC Corp. (a)	288	8,605
EZchip Semiconductor, Ltd. (a)	330	14,299
Fair Isaac Corp.	395	17,341
Finisar Corp. (a)	1,075	21,661
Google, Inc., Class A (a)	176	112,858
Harmonic, Inc. (a)	2,165	11,843
Hewlett-Packard Co.	360	8,579
IBM	184	38,392
Intel Corp.	1,531	43,036
InterDigital, Inc.	19	662
Intuit, Inc.	118	7,095
Itron, Inc. (a)	41	1,862
Juniper Networks, Inc. (a)	40	915
MasterCard, Inc., Class A	134	56,352
Maxim Integrated Products, Inc.	789	22,558
Mentor Graphics Corp. (a)	605	8,990
Microchip Technology, Inc.	751	27,937
Micron Technology, Inc. (a)	83	672
Microsoft Corp.	607	19,576
Motorola Solutions, Inc.	765	38,885
National Instruments Corp.	1,353	38,588
NetApp, Inc. (a)	68	3,044
Oracle Corp.	51	1,487
Paychex, Inc.	888	27,519
PMC – Sierra, Inc. (a)	1,670	12,074
Qualcomm, Inc.	480	32,650
Riverbed Technology, Inc. (a)	41	1,151
Solarworld AG	376	1,187
Taiwan Semiconductor Manu. Co., Ltd., ADR	61	932

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
TE Connectivity, Ltd.	460	$16,905
Teradata Corp. (a)	11	750
Texas Instruments, Inc.	1,731	58,179
VeriSign, Inc.	695	26,647
Websense, Inc. (a)	275	5,801
Xerox Corp	1,637	13,227

		946,053

MATERIALS: 2.3%
Air Liquide SA	17	2,267
Air Products & Chemicals, Inc.	208	19,094
Calgon Carbon Corp. (a)	670	10,459
Compass Minerals International	315	22,598
Crown Holdings, Inc. (a)	430	15,837
Ecolab, Inc.	537	33,144
International Paper Co.	727	25,518
MeadWestvaco Corp.	682	21,544
Molycorp, Inc. (a)	4	135
Novozymes A/S, ADR	405	11,850
Novozymes A/S, B Shares	205	5,985
Nucor Corp.	104	4,467
Potash Corp. of Saskatchewan, Inc.	30	1,371
Praxair, Inc.	445	51,015
Rio Tinto PLC, ADR	51	2,835
Schnitzer Steel Industries, Inc., Class A	45	1,795
Sonoco Products Co.	35	1,162
Svenska Cellulosa AB, B Shares	257	4,454
Syngenta AG, ADR (a)	47	3,235
Teijin, Ltd.	700	2,367
Umicore SA	59	3,252
Vale SA, ADR	26	607

		244,991

TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, Series L, ADR	173	4,296
AT&T, Inc.	1,275	39,818
BCE, Inc.	298	11,938
CenturyLink, Inc.	341	13,180
China Mobile, Ltd.	372	4,096
Portugal Telecom SGPS SA	109	592
Telefonica SA	376	6,169
Telefonica SA, ADR	1,614	26,486

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES, continued
Verizon Communications, Inc.	299	$11,431
Vodafone Group PLC, ADR	1,391	38,488
Windstream Corp.	1,708	20,000

		176,494

UTILITIES: 3.3%
Acciona SA	19	1,324
AGL Resources, Inc.	455	17,845
American Water Works Co., Inc.	1,225	41,687
CenterPoint Energy, Inc.	51	1,006
Enel Green Power SpA	753	1,431
Hyflux, Ltd.	1,315	1,567
Iberdrola SA	160	909
MDU Resources Group, Inc.	1,210	27,092
National Grid PLC	301	3,034
National Grid PLC, ADR	547	27,613
NiSource, Inc.	2,470	60,145
Northeast Utilities	313	11,619
Northwest Natural Gas Co.	355	16,117
ONEOK, Inc.	667	54,467
Ormat Technologies, Inc.	128	2,579
Portland General Electric Co.	105	2,623
Questar Corp.	2,247	43,277
Red Electrica Corp. SA	56	2,741
SABESP, ADR	15	1,149
Sempra Energy	346	20,746
SSE PLC	151	3,211
Verbund AG	49	1,491
Xcel Energy, Inc.	13	343

		344,016

TOTAL COMMON STOCKS		5,842,478

(Cost $4,984,893)
PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	52	3,811

TOTAL PREFERRED STOCK		3,811

(Cost $3,261)
TOTAL STOCKS		5,846,289

(Cost $4,988,154)

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 28.1%
Pax MSCI EAFE ESG Index ETF	20,416	$478,980
Pax MSCI North America ESG Index ETF	47,725	1,429,364
Pax World Balanced Fund (b)	14	338
Pax World Global Green Fund (a)(b)	22,021	213,159
Pax World High Yield Bond Fund (b)	56,414	418,028
Pax World International Fund (b)	51,322	421,357

TOTAL AFFILIATED INVESTMENT COMPANIES		2,961,226

(Cost $2,890,703)
NON-AFFILIATED INVESTMENT COMPANIES: 5.7%
Access Capital Community Investment Fund (b)	7,696	74,656
CRA Qualified Investment Fund (b)	5,125	56,626
Schroder Emerging Market Equity Fund (c)	36,353	471,495

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		602,777

(Cost $626,276)
BONDS: 8.7%
CORPORATE BONDS: 2.3%
CONSUMER DISCRETIONARY: 0.2%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$3,000	3,091
BorgWarner, Inc., 5.750%, 11/01/16	6,000	6,734
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	3,009
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,750

		18,584

ENERGY: 0.2%
Conoco, Inc., 6.950%, 04/15/29	5,000	6,736
MidAmerican Energy Co., 6.750%, 12/30/31	6,000	7,736
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,173

		17,645

FINANCIALS: 1.2%
Bank of America Corp., 5.650%, 05/01/18	5,000	5,344
Citigroup, Inc., 6.125%, 11/21/17	5,000	5,588
ERP Operating, LP, 7.125%, 10/15/17	5,000	5,905
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	3,000	3,309
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,474
International Finance Corp., 2.250%, 04/28/14	10,000	10,373
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,691
JPMorgan Chase & Co., 4.625%, 05/10/21	5,000	5,235
Kemper Corp., 6.000%, 11/30/15	3,000	3,167

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Markel Corp., 6.800%, 02/15/13	$10,000	$10,304
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,222
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,193
ProLogis LP, 6.125%, 12/01/16	10,000	11,007
State Street Corp., 7.350%, 06/15/26	10,000	13,136
Wells Fargo & Co., 3.500%, 03/08/22	3,000	2,960
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,788

		129,696

HEALTH CARE: 0.2%
DENTSPLY International, Inc., 2.750%, 08/15/16	4,000	4,025
Howard Hughes Medical, Inc, 3.450%, 09/01/14	10,000	10,655
McKesson Corp., 6.000%, 03/01/41	4,000	4,989

		19,669

INDUSTRIALS: 0.2%
GATX Corp., 9.000%, 11/15/13	8,270	9,124
Kennametal, Inc., 3.875%, 02/15/22	5,000	5,045
Owens Corning, Inc., 6.500%, 12/01/16	5,000	5,560
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,348

		25,077

INFORMATION TECHNOLOGY: 0.1%
Analog Devices, Inc., 5.000%, 07/01/14	5,000	5,459
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	7,163

		12,622

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	6,100

UTILITIES: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,152
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,255

		14,407

TOTAL CORPORATE BONDS
(Cost $230,790)		243,800

U.S. GOVERNMENT AGENCY BONDS: 1.0%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.2% 5.000%, 11/17/17	15,000	17,994

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

	xxx,xx,xxx	xxx,xx,xxx
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FREDDIE MAC (AGENCY): 0.3%
3.750%, 03/27/19	$23,000	$25,848
2.375%, 01/13/22	7,000	6,887

		32,735

FANNIE MAE (AGENCY): 0.5%
1.625%, 10/26/15	22,000	22,681
5.375%, 07/15/16	12,000	14,198
6.625%, 11/15/30	8,000	11,384

		48,263

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $96,387)		98,992

GOVERNMENT BONDS: 0.2%
AID-Egypt, 4.450%, 09/15/15	10,000	11,244
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	10,000	10,301

TOTAL GOVERNMENT BONDS		21,545

(Cost $20,810)
U.S. TREASURY NOTES: 2.8%
2.000%, 04/15/12 (TIPS)	11,169	11,197
0.625%, 04/15/13 (TIPS)	8,578	8,807
1.875%, 07/15/13 (TIPS)	18,509	19,493
0.125%, 08/31/13	80,000	79,831
1.250%, 04/15/14 (TIPS)	12,851	13,638
1.625%, 01/15/15 (TIPS)	3,561	3,882
0.500%, 04/15/15 (TIPS)	3,137	3,329
0.125%, 04/15/16 (TIPS)	21,562	22,795
1.375%, 07/15/18 (TIPS)	6,306	7,227
1.375%, 01/15/20 (TIPS)	8,384	9,637
2.125%, 08/15/21	80,000	79,956
2.375%, 01/15/25 (TIPS)	3,607	4,595
1.750%, 01/15/28 (TIPS)	27,045	32,329
3.375%, 04/15/32 (TIPS)	6,384	9,738

TOTAL U.S. TREASURY NOTES		306,454

(Cost $294,441)
MORTGAGE-BACKED SECURITIES: 2.4%
GINNIE MAE (MORTGAGE BACKED): 1.1%
2.021%, 10/16/50	112,093	113,028

Schedule of Investments (Unaudited)
ESG Managers™ Growth Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC (MORTGAGE BACKED): 0.6%
5.000%, 06/01/39	$17,284	$18,618
4.500%, 07/01/39	12,676	13,453
4.500%, 11/01/39	11,169	11,853
4.500%, 09/01/40	14,133	14,999

		58,923

FANNIE MAE (MORTGAGE BACKED): 0.5%
4.000%, 01/01/41	8,870	9,308
3.500%, 02/01/41	9,180	9,440
4.000%, 12/01/41	9,820	10,310
6.040%, 07/01/13	9,355	9,305
4.000%, 03/01/26	15,620	16,598

		54,961

COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,159
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	9,961	10,027
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	2,426	2,429

		22,615

TOTAL MORTGAGE-BACKED SECURITIES (Cost $246,850)		249,527

TOTAL BONDS (Cost $889,278)		920,318

TOTAL INVESTMENTS: 97.9%		10,330,610
(Cost $9,394,411)
Other assets and liabilities—(Net): 2.1%		222,262

Net Assets: 100.0%		$10,552,872

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares
ADR	—American Depository Receipt
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
TIPS	—Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 42.0%
COMMON STOCKS: 42.0%
CONSUMER DISCRETIONARY: 4.1%
Accor SA	64	$2,284
Arbitron, Inc.	270	9,985
BorgWarner, Inc. (a)	26	2,193
Comcast Corp., Class A	31	930
Comcast Corp., Special, Class A	893	26,352
Darden Restaurants, Inc.	20	1,023
DeVry, Inc.	390	13,209
DISH Network Corp., Class A	666	21,931
Electrolux AB, Series B	107	2,261
Ford Motor Co.	16	200
GameStop Corp., Class A	28	612
Gannett Co, Inc.	1,220	18,703
Hanesbrands, Inc. (a)	374	11,048
Hennes & Mauritz AB, B Shares	85	3,073
Home Depot, Inc.	367	18,464
International Game Technology	995	16,706
Interpublic Group of Cos., Inc., The	1,515	17,286
Johnson Controls, Inc.	512	16,630
Macy's, Inc.	25	993
Madison Square Garden Company, The, Class A (a)	270	9,234
McDonald's Corp.	102	10,006
Meredith Corp.	275	8,927
Mohawk Industries, Inc. (a)	235	15,630
Newell Rubbermaid, Inc.	840	14,960
News Corp., Class A	1,479	29,122
NIKE, Inc., Class B	131	14,206
Nordstrom, Inc.	165	9,194
PulteGroup, Inc. (a)	1,460	12,921
Royal Caribbean Cruises, Ltd.	535	15,745
Scripps Networks Interactive, Class A	1,014	49,372
SES SA	518	12,856
Sharp Corp./Japan	283	2,084
Shaw Communications, Inc.	60	1,269
Skullcandy, Inc. (a)	42	665
Sotheby's	120	4,721
Staples, Inc.	196	3,171
Target Corp.	1,351	78,723
Time Warner Cable, Inc.	358	29,177
Time Warner, Inc.	751	28,350
Toll Brothers, Inc. (a)	315	7,557
Washington Post Co., The, Class B	26	9,712

		551,485

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES: 3.7%
Coca-Cola Co., The	210	15,542
Corn Products International, Inc.	87	5,016
Cosan, Ltd., Class A	143	2,124
CVS Caremark Corp.	1,264	56,627
Danone	46	3,209
Diageo PLC	7	169
Energizer Holdings, Inc. (a)	75	5,564
HJ Heinz Co.	374	20,028
JM Smucker Co., The	369	30,022
Kellogg Co.	314	16,840
Kimberly-Clark Corp.	244	18,029
L’Oreal SA	25	3,086
McCormick & Co., Inc.	1,315	71,575
Natura Cosmeticos SA	104	2,262
PepsiCo, Inc.	259	17,185
Procter & Gamble Co., The	1,476	99,202
Safeway, Inc.	462	9,337
Sysco Corp.	1,388	41,446
Tesco PLC	285	1,504
Unilever NV	1,371	46,655
United Natural Foods, Inc. (a)	81	3,779
Walgreen Co.	310	10,381
WD-40 Co.	295	13,377

		492,959

ENERGY: 5.1%
Apache Corp.	96	9,642
Baker Hughes, Inc.	98	4,110
BG Group PLC, ADR	2,298	53,222
Canadian Natural Resources, Ltd.	30	995
Cimarex Energy Co.	610	46,037
ConocoPhillips	364	27,668
Contango Oil & Gas Co. (a)	210	12,371
El Paso Corp.	968	28,604
Energen Corp.	435	21,380
Energy XXI Bermuda, Ltd. (a)	230	8,305
Enerplus Corp.	1,284	28,787
Ensco PLC, ADR	111	5,875
EQT Corp.	100	4,821
Kinder Morgan Management LLC	1,098	81,944
Newfield Exploration Co. (a)	1,455	50,459
Noble Corp. (a)	365	13,677

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Noble Energy, Inc.	327	$31,974
Penn West Petroleum, Ltd.	44	860
Petroleo Brasileiro SA, ADR	244	6,481
Provident Energy, Ltd.	1,113	13,356
Quicksilver Resources, Inc. (a)	895	4,511
Rosetta Resources, Inc. (a)	43	2,097
Royal Dutch Shell PLC, ADR	326	22,862
Sasol Ltd., ADR	23	1,119
Seadrill, Ltd.	980	36,760
Spectra Energy Corp.	1,458	46,000
Statoil ASA, ADR	1,294	35,080
Suncor Energy, Inc.	401	13,113
W&T Offshore, Inc.	950	20,026
Weatherford International, Ltd. (a)	645	9,733
Williams Cos., Inc., The	1,265	38,975

		680,844

FINANCIALS: 6.3%
American Express Co.	792	45,825
American Tower Corp., REIT	126	7,941
Artio Global Investors, Inc.	975	4,651
Banco Bradesco SA, ADR	150	2,625
Bank of Montreal	232	13,785
Bank of New York Mellon Corp., The	473	11,413
BlackRock, Inc.	142	29,096
Capital One Financial Corp.	196	10,925
CapitaLand, Ltd.	622	1,545
CBRE Group, Inc., Class A (a)	780	15,569
Charles Schwab Corp., The	4,222	60,670
Cincinnati Financial Corp.	649	22,397
City National Corp.	150	7,871
CME Group, Inc.	123	35,588
Digital Realty Trust, Inc., REIT	379	28,035
First American Financial Corp.	1,690	28,105
First Horizon National Corp.	1,515	15,726
Growthpoint Properties, Ltd.	452	1,179
HCP, Inc., REIT	541	21,348
Hospitality Properties Trust, REIT	1,113	29,461
IntercontinentalExchange, Inc. (a)	110	15,116
Janus Capital Group, Inc.	2,090	18,622
Jones Lang LaSalle, Inc.	200	16,662
JPMorgan Chase & Co.	963	44,279

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
KKR & Co., LP	850	$12,606
Lazard, Ltd., Class A	1,530	43,697
Loews Corp.	341	13,596
Marsh & McLennan Cos., Inc.	526	17,248
MetLife, Inc.	339	12,662
Och-Ziff Capital Mgmt. Group, LP, Class A	73	677
Pinnacle Financial Partners, Inc. (a)	625	11,469
Plum Creek Timber Co., Inc., REIT	34	1,413
Potlatch Corp., REIT	71	2,225
Progressive Corp., The	2,837	65,762
Royal Bank of Canada (Canadian)	39	2,260
SEI Investments Co.	1,329	27,497
State Street Corp.	529	24,070
Tower Group, Inc.	335	7,514
Travelers Cos., Inc., The	248	14,682
U.S. Bancorp	1,062	33,644
Unibail-Rodamco SE, REIT	12	2,400
Valley National Bancorp	1,113	14,412
Wells Fargo & Co.	1,139	38,884

		835,152

HEALTH CARE: 5.7%
Abbott Laboratories	1,200	73,548
Amgen, Inc.	47	3,196
Baxter International, Inc.	128	7,652
Becton Dickinson & Co.	593	46,046
Bio-Rad Laboratories, Inc., Class A (a)	165	17,109
Charles River Laboratories Intl., Inc. (a)	480	17,323
Covidien PLC	736	40,244
Eli Lilly & Co.	510	20,538
Furiex Pharmaceutical, Inc. (a)	230	5,435
Genomic Health, Inc. (a)	235	7,193
Gen-Probe, Inc. (a)	265	17,599
Gilead Sciences, Inc. (a)	915	44,698
GlaxoSmithKline PLC, ADR	733	32,919
Hospira, Inc. (a)	360	13,460
Johnson & Johnson	787	51,911
LHC Group, Inc. (a)	195	3,613
Life Technologies Corp. (a)	57	2,783
Merck & Co., Inc.	1,336	51,302
Novartis AG	128	7,086
Novartis AG, ADR	488	27,040

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
HEALTH CARE, continued
Novo Nordisk A/S, ADR	170	$23,581
Novo Nordisk A/S, B Shares	82	11,386
Olympus Corp.	85	1,396
Patterson Cos., Inc.	450	15,030
Pfizer, Inc.	1,491	33,786
Roche Holding AG	76	13,226
Roche Holding AG, ADR	900	39,276
Sirona Dental Systems, Inc. (a)	60	3,092
Smith & Nephew PLC	214	2,169
St. Jude Medical, Inc.	31	1,374
Symmetry Medical, Inc. (a)	580	4,101
Teleflex, Inc.	815	49,837
Valeant Pharmaceuticals International (a)	365	19,597
VCA Antech, Inc. (a)	585	13,578
Waters Corp. (a)	46	4,262
WellPoint, Inc.	157	11,587
Zimmer Holdings, Inc. (a)	245	15,749

		753,722

INDUSTRIALS: 4.9%
3M Co.	427	38,093
ABB, Ltd. (a)	107	2,190
ABB, Ltd., ADR (a)	2	41
Abengoa SA	71	1,298
Ameresco, Inc., Class A (a)	128	1,734
Atlas Copco AB, A Shares	171	4,137
Bombardier, Inc., Class B	140	581
Brady Corp., Class A	410	13,264
Brink’s Co., The.	220	5,251
Canadian Pacific Railway, Ltd.	32	2,429
Cooper Industries PLC	220	14,069
Cummins, Inc.	40	4,802
Danaher Corp.	1,578	88,368
Deere & Co.	149	12,054
Dun & Bradstreet Corp.	160	13,557
East Japan Railway Co.	56	3,535
Eaton Corp.	82	4,086
Emerson Electric Co.	479	24,994
Expeditors International of Washington, Inc.	62	2,884
FedEx Corp.	21	1,931
General Electric Co.	2,508	50,336
Genesee & Wyoming, Inc., Class A (a)	2	109

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Herman Miller, Inc.	1,146	$26,312
Honeywell International, Inc.	408	24,908
ICF International, Inc. (a)	560	14,207
IDEX Corp.	265	11,164
Illinois Tool Works, Inc.	340	19,421
Insperity, Inc.	440	13,482
Interface, Inc., Class A	695	9,695
Iron Mountain, Inc.	635	18,288
Kurita Water Industries, Ltd.	83	2,043
Masco Corp.	86	1,150
Mitsubishi Electric Corp.	283	2,527
Mitsui OSK Lines, Ltd.	283	1,242
MTR Corp. Ltd.	638	2,290
Nordson Corp.	64	3,489
Pall Corp.	446	26,595
Pentair, Inc.	259	12,331
Royal Philips	100	2,035
Royal Philips (Netherlands)	16	325
RR Donnelley & Sons, Co.	1,546	19,155
Schneider Electric SA	43	2,813
Siemens AG	24	2,420
Simpson Manufacturing Co., Inc.	345	11,126
Skanska AB, B Shares	62	1,074
SKF AB, B Shares	152	3,710
Stanley Black & Decker, Inc.	167	12,852
Stericycle, Inc. (a)	10	836
Tennant Co.	57	2,508
Timken Co.	58	2,943
United Parcel Service, Inc., Class B	352	28,413
Verisk Analytics, Inc., Class A (a)	220	10,333
Vestas Wind Systems A/S (a)	114	1,159
Waste Management, Inc.	1,413	49,398
Watsco, Inc.	13	964
WW Grainger, Inc.	114	24,489

		655,440

INFORMATION TECHNOLOGY: 6.7%
Accenture PLC, Class A	220	14,190
Adobe Systems, Inc. (a)	82	2,813
Altera Corp.	1,384	55,111
Anixter International, Inc. (a)	533	38,658
Apple, Inc. (a)	23	13,788

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Applied Materials, Inc.	1,941	$24,146
Autodesk, Inc. (a)	91	3,851
Brocade Communications Systems, Inc. (a)	2,000	11,500
Canon, Inc.	104	4,975
Ceragon Networks, Ltd. (a)	990	9,395
Ciena Corp. (a)	795	12,871
Cisco Systems, Inc.	544	11,506
Clicksoftware Technologies, Ltd.	660	8,369
Cognizant Technology Solutions, Class A (a)	22	1,693
Corning, Inc.	143	2,013
Cree, Inc. (a)	64	2,024
DragonWave, Inc. (a)	1,030	4,079
eBay, Inc. (a)	93	3,431
EMC Corp. (a)	316	9,442
EZchip Semiconductor, Ltd. (a)	315	13,649
Fair Isaac Corp.	440	19,316
Finisar Corp. (a)	1,040	20,956
Google, Inc., Class A (a)	159	101,957
Harmonic, Inc. (a)	2,090	11,432
Hewlett-Packard Co.	350	8,341
IBM	183	38,183
Intel Corp.	1,506	42,334
InterDigital, Inc.	21	732
Intuit, Inc.	129	7,757
Itron, Inc. (a)	39	1,771
Juniper Networks, Inc. (a)	44	1,007
MasterCard, Inc., Class A	122	51,306
Maxim Integrated Products, Inc.	779	22,272
Mentor Graphics Corp. (a)	585	8,693
Microchip Technology, Inc.	742	27,602
Micron Technology, Inc. (a)	91	737
Microsoft Corp.	568	18,318
Motorola Solutions, Inc.	723	36,750
National Instruments Corp.	1,259	35,907
NetApp, Inc. (a)	67	3,000
Oracle Corp.	56	1,633
Paychex, Inc.	824	25,536
PMC – Sierra, Inc. (a)	1,610	11,640
Qualcomm, Inc.	467	31,765
Riverbed Technology, Inc. (a)	45	1,264
Solarworld AG	356	1,124
Taiwan Semiconductor Manu. Co., Ltd., ADR	67	1,024

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
TE Connectivity, Ltd.	443	$16,280
Teradata Corp. (a)	12	818
Texas Instruments, Inc.	1,683	56,566
VeriSign, Inc.	650	24,921
Websense, Inc. (a)	265	5,589
Xerox Corp	1,603	12,951

		896,986

MATERIALS: 1.7%
Air Liquide SA	16	2,134
Air Products & Chemicals, Inc.	203	18,635
Calgon Carbon Corp. (a)	645	10,068
Compass Minerals International	240	17,218
Crown Holdings, Inc. (a)	417	15,358
Ecolab, Inc.	483	29,811
International Paper Co.	718	25,202
MeadWestvaco Corp.	674	21,292
Molycorp, Inc. (a)	5	169
Novozymes A/S, ADR	360	10,534
Novozymes A/S, B Shares	165	4,817
Nucor Corp.	106	4,553
Potash Corp. of Saskatchewan, Inc.	33	1,508
Praxair, Inc.	405	46,429
Rio Tinto PLC, ADR	56	3,113
Schnitzer Steel Industries, Inc., Class A	43	1,715
Sonoco Products Co.	33	1,096
Svenska Cellulosa AB, B Shares	244	4,228
Syngenta AG, ADR (a)	51	3,510
Teijin, Ltd.	565	1,911
Umicore SA	56	3,087
Vale SA, ADR	29	676

		227,064

TELECOMMUNICATION SERVICES: 1.3%
America Movil SAB de CV, Series L, ADR	190	4,718
AT&T, Inc.	1,278	39,912
BCE, Inc.	294	11,778
CenturyLink, Inc.	330	12,755
China Mobile, Ltd.	365	4,019
Portugal Telecom SGPS SA	119	647
Telefonica SA	356	5,841
Telefonica SA, ADR	1,389	22,793

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TELECOMMUNICATION SERVICES, continued
Verizon Communications, Inc.	277	$10,589
Vodafone Group PLC, ADR	1,388	38,405
Windstream Corp.	1,686	19,742

		171,199

UTILITIES: 2.5%
Acciona SA	18	1,255
AGL Resources, Inc.	425	16,669
American Water Works Co., Inc.	1,209	41,142
CenterPoint Energy, Inc.	56	1,104
Enel Green Power SpA	713	1,355
Hyflux, Ltd.	1,230	1,466
Iberdrola SA	151	857
MDU Resources Group, Inc.	1,125	25,189
National Grid PLC	285	2,872
National Grid PLC, ADR	541	27,310
NiSource, Inc.	2,437	59,341
Northeast Utilities	309	11,470
Northwest Natural Gas Co.	330	14,982
ONEOK, Inc.	668	54,549
Ormat Technologies, Inc.	121	2,438
Portland General Electric Co.	100	2,498
Questar Corp.	2,109	40,619
Red Electrica Corp. SA	53	2,594
SABESP, ADR	14	1,073
Sempra Energy	332	19,907
SSE PLC	143	3,041
Verbund AG	46	1,400
Xcel Energy, Inc.	15	396

		333,527

TOTAL COMMON STOCKS		5,598,378

(Cost $4,889,843)
PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	42	3,078

TOTAL PREFERRED STOCK		3,078

(Cost $2,634)
TOTAL STOCKS		5,601,456

(Cost $4,892,477)

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 21.2%
Pax MSCI EAFE ESG Index ETF	16,680	$391,329
Pax MSCI North America ESG Index ETF	38,986	1,167,631
Pax World Balanced Fund (b)	9,319	222,451
Pax World Global Green Fund (a)(b)	27,220	263,487
Pax World High Yield Bond Fund (b)	52,994	392,684
Pax World International Fund (b)	47,638	391,112

TOTAL AFFILIATED INVESTMENT COMPANIES		2,828,694

(Cost $2,704,989)
NON-AFFILIATED INVESTMENT COMPANIES: 11.5%
Access Capital Community Investment Fund (b)	64,591	626,530
CRA Qualified Investment Fund (b)	44,448	491,153
Schroder Emerging Market Equity Fund (c)	31,389	407,111

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		1,524,794

(Cost $1,536,307)
BONDS: 22.2%
CORPORATE BONDS: 6.3%
CONSUMER DISCRETIONARY: 0.5%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	10,302
BorgWarner, Inc., 5.750%, 11/01/16	20,000	22,446
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,033
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,250

		61,031

ENERGY: 0.6%
Conoco, Inc., 6.950%, 04/15/29	25,000	33,679
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	38,682
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,633

		83,993

FINANCIALS: 3.1%
Bank of America Corp., 5.650%, 05/01/18	15,000	16,033
Citigroup, Inc., 6.125%, 11/21/17	15,000	16,763
ERP Operating, LP, 7.125%, 10/15/17	20,000	23,620
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,235
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,423
International Finance Corp., 2.250%, 04/28/14	35,000	36,306
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,072
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	15,705

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Kemper Corp., 6.000%, 11/30/15	$11,000	$11,614
Markel Corp., 6.800%, 02/15/13	30,000	30,911
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,887
Progressive Corp., The, 6.700%, 06/15/37	25,000	25,966
ProLogis LP, 6.125%, 12/01/16	30,000	33,022
State Street Corp., 7.350%, 06/15/26	20,000	26,271
Wells Fargo & Co., 3.500%, 03/08/22	10,000	9,864
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,362

		410,054

HEALTH CARE: 0.6%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,075
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,947
McKesson Corp., 6.000%, 03/01/41	11,000	13,719

		73,741

INDUSTRIALS: 0.6%
GATX Corp., 9.000%, 11/15/13	28,945	31,933
Kennametal, Inc., 3.875%, 02/15/22	10,000	10,090
Owens Corning, Inc., 6.500%, 12/01/16	18,000	20,018
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	19,252

		81,293

INFORMATION TECHNOLOGY: 0.4%
Analog Devices, Inc., 5.000%, 07/01/14	25,000	27,297
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,264

		53,561

MATERIALS: 0.1%
Domtar Corp., 9.500%, 08/01/16	16,000	19,520

UTILITIES: 0.4%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,115
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,936

		52,051

TOTAL CORPORATE BONDS
(Cost $790,658)		835,244

U.S. GOVERNMENT AGENCY BONDS: 2.2%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.5%
5.000%, 11/17/17	50,000	59,979

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FREDDIE MAC (AGENCY): 1.0%
3.750%, 03/27/19	$86,000	$96,649
2.375%, 01/13/22	35,000	34,433

		131,082

FANNIE MAE (AGENCY): 0.7%
4.375%, 10/15/15	30,000	33,815
1.625%, 10/26/15	7,000	7,217
5.375%, 07/15/16	5,000	5,916
6.625%, 11/15/30	36,000	51,232

		98,180

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $280,790)		289,241

GOVERNMENT BONDS: 0.5%
AID-Egypt, 4.450%, 09/15/15	35,000	39,354
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,756

TOTAL GOVERNMENT BONDS		65,110

(Cost $62,836)
MUNICIPAL BONDS: 1.4%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	56,665
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	127,038

TOTAL MUNICIPAL BONDS		183,703

(Cost $169,963)
U.S. TREASURY NOTES: 5.7%
2.000%, 04/15/12 (TIPS)	26,804	26,874
0.625%, 04/15/13 (TIPS)	32,167	33,026
1.875%, 07/15/13 (TIPS)	45,656	48,082
0.125%, 08/31/13 (TIPS)	100,000	99,789
2.000%, 07/15/14	45,688	49,797
1.625%, 01/15/15 (TIPS)	8,308	9,058
0.500%, 04/15/15 (TIPS)	119,219	126,502
1.375%, 07/15/18 (TIPS)	64,110	73,471
1.375%, 01/15/20 (TIPS)	47,161	54,210
2.125%, 08/15/21 (TIPS)	101,000	100,945
2.375%, 01/15/25	4,809	6,127
2.375%, 01/15/27 (TIPS)	14,610	18,773

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
1.750%, 01/15/28 (TIPS)	$75,726	$90,522
3.375%, 04/15/32 (TIPS)	16,599	25,317

TOTAL U.S. TREASURY NOTES		762,493

(Cost $711,062)
MORTGAGE-BACKED SECURITIES: 6.1%
GINNIE MAE (MORTGAGE BACKED): 1.9%
3.459%, 05/16/36	125,000	132,910
4.500%, 08/20/41	111,751	121,723

		254,633

FREDDIE MAC (MORTGAGE BACKED): 2.2%
5.000%, 07/15/37	72,771	78,601
5.000%, 06/01/39	54,731	58,958
4.500%, 07/01/39	49,370	52,395
4.500%, 11/01/39	40,333	42,804
4.500%, 09/01/40	53,000	56,248

		289,006

FANNIE MAE (MORTGAGE BACKED): 1.1%
6.040%, 07/01/13	18,711	18,609
4.000%, 03/01/26	39,049	41,495
4.000%, 01/01/41	31,043	32,579
3.500%, 02/01/41	32,131	33,040
4.000%, 12/01/41	24,549	25,775

		151,498

COMMERCIAL MORTGAGE-BACKED: 0.9%
CS First Boston Mortgage Securities Co., 5.120%, 08/15/38	13,107	13,141
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,713
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	11,798	12,342
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	34,863	35,096
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	8,664	8,674

		114,966

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $790,317)		810,103

TOTAL BONDS
(Cost $2,805,626)		2,945,894

Schedule of Investments (Unaudited)
ESG Managers™ Moderate Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
REPURCHASE AGREEMENT: 2.9%
State Street Repo, 0.010%, 04/02/12 (collateralized by Fannie Mae, 1.150%, due 02/22/17, principal amount $410,000; market value $407,422)
TOTAL REPURCHASE AGREEMENT	$388,000	$388,000

(Cost $388,000)
TOTAL INVESTMENTS: 99.8%
(Cost $12,327,399)		13,288,838
Other assets and liabilities – (Net): 0.2%
		25,715

Net Assets: 100.0%
		$13,314,553

(a)	Non income producing security.
(b)	Institutional Class share
(c)	Investor Class shares
ADR	—American Depository Receipt
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
TIPS	—Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS: 24.4%
COMMON STOCKS: 24.4%
CONSUMER DISCRETIONARY: 2.4%
Accor SA	21	$749
Arbitron, Inc.	70	2,589
Comcast Corp., Special, Class A	245	7,230
DeVry, Inc.	120	4,064
DISH Network Corp., Class A	202	6,652
Electrolux AB, Series B	35	740
Gannett Co, Inc.	380	5,825
Hanesbrands, Inc. (a)	95	2,806
Hennes & Mauritz AB, B Shares	21	759
Home Depot, Inc.	108	5,433
International Game Technology	310	5,205
Interpublic Group of Cos., Inc., The	470	5,363
Johnson Controls, Inc.	143	4,645
Madison Square Garden Company, The, Class A (a)	95	3,249
McDonald’s Corp.	30	2,943
Meredith Corp.	85	2,759
Mohawk Industries, Inc. (a)	70	4,656
Newell Rubbermaid, Inc.	260	4,631
News Corp., Class A	495	9,747
NIKE, Inc., Class B	43	4,663
Nordstrom, Inc.	50	2,786
PulteGroup, Inc. (a)	385	3,407
Royal Caribbean Cruises, Ltd.	165	4,856
Scripps Networks Interactive, Class A	289	14,071
SES SA	152	3,773
Sharp Corp./Japan	162	1,193
Shaw Communications, Inc.	20	423
Sotheby’s	45	1,770
Staples, Inc.	63	1,019
Target Corp.	428	24,940
Time Warner Cable, Inc.	103	8,395
Time Warner, Inc.	206	7,777
Toll Brothers, Inc. (a)	85	2,039
Washington Post Co., The, Class B	8	2,988

		164,145

CONSUMER STAPLES: 2.3%
Coca-Cola Co., The	61	4,515
Cosan, Ltd., Class A	46	683
CVS Caremark Corp.	410	18,368
Danone	15	1,046
Energizer Holdings, Inc. (a)	25	1,855

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
CONSUMER STAPLES, continued
HJ Heinz Co.	128	$6,854
JM Smucker Co., The	109	8,868
Kellogg Co.	93	4,988
Kimberly-Clark Corp.	71	5,246
L’Oreal SA	8	987
McCormick & Co., Inc.	428	23,296
Natura Cosmeticos SA	23	500
PepsiCo, Inc.	72	4,777
Procter & Gamble Co., The	448	30,110
Safeway, Inc.	136	2,749
Sysco Corp.	471	14,064
Tesco PLC	92	486
Unilever NV	377	12,829
United Natural Foods, Inc. (a)	26	1,213
Walgreen Co.	110	3,684
WD-40 Co.	105	4,762

		151,880

ENERGY: 2.8%
Apache Corp.	26	2,611
BG Group PLC, ADR	653	15,123
Cimarex Energy Co.	169	12,754
ConocoPhillips	108	8,209
Contango Oil & Gas Co. (a)	70	4,124
El Paso Corp.	277	8,185
Energen Corp.	150	7,373
Energy XXI Bermuda, Ltd. (a)	60	2,167
Enerplus Corp.	388	8,699
Kinder Morgan Management LLC	332	24,777
Newfield Exploration Co. (a)	399	13,837
Noble Corp. (a)	107	4,009
Noble Energy, Inc.	84	8,214
Petroleo Brasileiro SA, ADR	72	1,912
Provident Energy, Ltd.	336	4,032
Quicksilver Resources, Inc. (a)	235	1,184
Royal Dutch Shell PLC, ADR	93	6,522
Seadrill, Ltd.	296	11,103
Spectra Energy Corp.	461	14,545
Statoil ASA, ADR	348	9,434
Suncor Energy, Inc.	92	3,008
W&T Offshore, Inc.	300	6,324

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
ENERGY, continued
Weatherford International, Ltd. (a)	188	$2,837
Williams Cos., Inc., The	382	11,770

		192,753

FINANCIALS: 3.6%
American Express Co.	245	14,176
Artio Global Investors, Inc.	260	1,240
Banco Bradesco SA, ADR	48	840
Bank of Montreal	79	4,694
Bank of New York Mellon Corp., The	125	3,016
BlackRock, Inc.	36	7,376
Capital One Financial Corp.	64	3,567
CapitaLand, Ltd.	201	499
CBRE Group, Inc., Class A (a)	240	4,790
Charles Schwab Corp., The	1,308	18,796
Cincinnati Financial Corp.	196	6,764
City National Corp.	50	2,624
CME Group, Inc.	41	11,863
Digital Realty Trust, Inc., REIT	122	9,024
First American Financial Corp.	490	8,149
First Horizon National Corp.	400	4,152
Growthpoint Properties, Ltd.	146	381
HCP, Inc., REIT	164	6,471
Hospitality Properties Trust, REIT	327	8,656
IntercontinentalExchange, Inc. (a)	33	4,535
Janus Capital Group, Inc.	650	5,792
Jones Lang LaSalle, Inc.	60	4,999
JPMorgan Chase & Co.	260	11,955
KKR & Co., LP	265	3,930
Lazard, Ltd., Class A	423	12,081
Loews Corp.	98	3,907
Marsh & McLennan Cos., Inc.	153	5,017
MetLife, Inc.	99	3,698
Pinnacle Financial Partners, Inc. (a)	165	3,028
Potlatch Corp., REIT	23	721
Progressive Corp., The	856	19,842
Royal Bank of Canada (Canadian)	13	753
SEI Investments Co.	461	9,538
State Street Corp.	144	6,552
Tower Group, Inc.	90	2,019
Travelers Cos., Inc., The	73	4,322
U.S. Bancorp	305	9,662

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

	0000000000	0000000000
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
Unibail-Rodamco SE, REIT	4	$800
Valley National Bancorp	336	4,351
Wells Fargo & Co.	331	11,300

		245,880

HEALTH CARE: 3.4%
Abbott Laboratories	380	23,290
Baxter International, Inc.	42	2,511
Becton Dickinson & Co.	130	10,095
Bio-Rad Laboratories, Inc., Class A (a)	50	5,185
Charles River Laboratories Intl., Inc. (a)	150	5,414
Covidien PLC	203	11,100
Eli Lilly & Co.	154	6,202
Furiex Pharmaceutical, Inc. (a)	60	1,418
Genomic Health, Inc. (a)	60	1,837
Gen-Probe, Inc. (a)	95	6,309
Gilead Sciences, Inc. (a)	325	15,876
GlaxoSmithKline PLC, ADR	221	9,925
Hospira, Inc. (a)	109	4,076
Johnson & Johnson	237	15,633
LHC Group, Inc. (a)	45	834
Life Technologies Corp. (a)	18	879
Merck & Co., Inc.	398	15,283
Novartis AG	42	2,325
Novartis AG, ADR	170	9,420
Novo Nordisk A/S, ADR	52	7,213
Novo Nordisk A/S, B Shares	27	3,749
Olympus Corp.	32	526
Patterson Cos., Inc.	155	5,177
Pfizer, Inc.	430	9,744
Roche Holding AG	18	3,133
Roche Holding AG, ADR	243	10,605
Sirona Dental Systems, Inc. (a)	15	773
Smith & Nephew PLC	69	699
Symmetry Medical, Inc. (a)	220	1,555
Teleflex, Inc.	275	16,816
Valeant Pharmaceuticals International (a)	130	6,979
VCA Antech, Inc. (a)	155	3,597
Waters Corp. (a)	15	1,389
WellPoint, Inc.	47	3,468
Zimmer Holdings, Inc. (a)	75	4,820

		227,855

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

	0000000000000	0000000000000
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS: 2.9%
3M Co.	127	$11,330
ABB, Ltd. (a)	35	716
Abengoa SA	23	420
Ameresco, Inc., Class A (a)	42	569
Atlas Copco AB, A Shares	55	1,331
Brady Corp., Class A	130	4,206
Brink’s Co., The.	65	1,552
Canadian Pacific Railway, Ltd.	10	759
Cooper Industries PLC	80	5,116
Danaher Corp.	446	24,976
Deere & Co.	10	809
Dun & Bradstreet Corp.	47	3,982
East Japan Railway Co.	33	2,083
Eaton Corp.	24	1,196
Emerson Electric Co.	114	5,949
Expeditors International of Washington, Inc.	12	558
FedEx Corp.	7	644
General Electric Co.	744	14,932
Herman Miller, Inc.	356	8,174
Honeywell International, Inc.	115	7,021
ICF International, Inc. (a)	173	4,389
IDEX Corp.	80	3,370
Illinois Tool Works, Inc.	98	5,598
Insperity, Inc.	115	3,524
Interface, Inc., Class A	205	2,860
Iron Mountain, Inc.	235	6,768
Kurita Water Industries, Ltd.	30	739
Mitsubishi Electric Corp.	100	893
Mitsui OSK Lines, Ltd.	100	439
MTR Corp. Ltd.	422	1,515
Pall Corp.	129	7,692
Pentair, Inc.	85	4,047
Royal Philips	32	651
RR Donnelley & Sons, Co.	467	5,786
Schneider Electric SA	14	916
Siemens AG	8	807
Simpson Manufacturing Co., Inc.	110	3,548
Skanska AB, B Shares	20	346
SKF AB, B Shares	49	1,196
Stanley Black & Decker, Inc.	51	3,925
Tennant Co.	18	792
United Parcel Service, Inc., Class B	120	9,686

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

	0000000000	0000000000
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INDUSTRIALS, continued
Verisk Analytics, Inc., Class A (a)	80	$3,758
Vestas Wind Systems A/S (a)	37	375
Waste Management, Inc.	498	17,409
WW Grainger, Inc.	34	7,303

		194,655

INFORMATION TECHNOLOGY: 3.8%
Accenture PLC, Class A	80	5,160
Adobe Systems, Inc. (a)	27	926
Altera Corp.	392	15,609
Anixter International, Inc. (a)	162	11,750
Apple, Inc. (a)	2	1,199
Applied Materials, Inc.	618	7,688
Autodesk, Inc. (a)	26	1,100
Brocade Communications Systems, Inc. (a)	530	3,048
Canon, Inc.	52	2,487
Ceragon Networks, Ltd. (a)	265	2,515
Ciena Corp. (a)	210	3,400
Cisco Systems, Inc.	184	3,892
Clicksoftware Technologies, Ltd.	175	2,219
Corning, Inc.	46	648
Cree, Inc. (a)	21	664
DragonWave, Inc. (a)	275	1,089
eBay, Inc. (a)	30	1,107
EZchip Semiconductor, Ltd. (a)	85	3,683
Fair Isaac Corp.	135	5,927
Finisar Corp. (a)	275	5,541
Google, Inc., Class A (a)	50	32,062
Harmonic, Inc. (a)	555	3,036
Hewlett-Packard Co.	99	2,359
IBM	49	10,224
Intel Corp.	457	12,846
Itron, Inc. (a)	13	590
MasterCard, Inc., Class A	43	18,083
Maxim Integrated Products, Inc.	235	6,719
Mentor Graphics Corp. (a)	155	2,303
Microchip Technology, Inc.	224	8,333
Microsoft Corp.	169	5,450
Motorola Solutions, Inc.	235	11,945
National Instruments Corp.	383	10,923
NetApp, Inc. (a)	15	672
Paychex, Inc.	290	8,987

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

	0000000000000	0000000000000
PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
PMC – Sierra, Inc. (a)	425	$3,073
Qualcomm, Inc.	115	7,822
Solarworld AG	115	363
TE Connectivity, Ltd.	130	4,778
Texas Instruments, Inc.	466	15,662
VeriSign, Inc.	220	8,435
Websense, Inc. (a)	70	1,476
Xerox Corp	464	3,749

		259,542

MATERIALS: 1.0%
Air Liquide SA	5	667
Air Products & Chemicals, Inc.	56	5,141
Calgon Carbon Corp. (a)	170	2,654
Compass Minerals International	80	5,739
Crown Holdings, Inc. (a)	121	4,456
Ecolab, Inc.	144	8,888
International Paper Co.	217	7,617
MeadWestvaco Corp.	204	6,444
Novozymes A/S, ADR	108	3,160
Novozymes A/S, B Shares	60	1,752
Nucor Corp.	16	687
Praxair, Inc.	130	14,903
Schnitzer Steel Industries, Inc., Class A	14	559
Sonoco Products Co.	11	365
Svenska Cellulosa AB, B Shares	79	1,369
Teijin, Ltd.	301	1,018
Umicore SA	18	992

		66,411

TELECOMMUNICATION SERVICES: 0.7%
AT&T, Inc.	375	11,711
BCE, Inc.	101	4,046
CenturyLink, Inc.	97	3,749
China Mobile, Ltd.	314	3,458
Telefonica SA	115	1,887
Verizon Communications, Inc.	81	3,097
Vodafone Group PLC, ADR	373	10,321
Windstream Corp.	509	5,960

		44,229

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
UTILITIES: 1.5%
Acciona SA	6	$418
AGL Resources, Inc.	140	5,491
American Water Works Co., Inc.	365	12,421
Enel Green Power SpA	231	439
Hyflux, Ltd.	414	493
Iberdrola SA	49	278
MDU Resources Group, Inc.	400	8,956
National Grid PLC	92	927
National Grid PLC, ADR	164	8,279
NiSource, Inc.	736	17,922
Northeast Utilities	88	3,267
Northwest Natural Gas Co.	125	5,675
ONEOK, Inc.	178	14,535
Ormat Technologies, Inc.	39	786
Portland General Electric Co.	32	799
Questar Corp.	704	13,559
Red Electrica Corp. SA	17	832
SABESP, ADR	5	383
Sempra Energy	98	5,876
SSE PLC	46	978
Verbund AG	15	457

		102,771

TOTAL COMMON STOCKS		1,650,121

(Cost $1,391,994)
PREFERRED STOCK: 0.0%
CONSUMER STAPLES: 0.0%
Henkel AG & Co KGaA	15	1,099

TOTAL PREFERRED STOCK		1,099

(Cost $941)
TOTAL STOCKS		1,651,220

(Cost $1,392,935)

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 16.5%
Pax MSCI EAFE ESG Index ETF	4,172	$97,879
Pax MSCI North America ESG Index ETF	14,327	429,094
Pax World Balanced Fund (b)	7,951	189,800
Pax World Global Green Fund (a)(b)	6,393	61,881
Pax World High Yield Bond Fund (b)	31,896	236,346
Pax World International Fund (b)	12,404	101,835

TOTAL AFFILIATED INVESTMENT COMPANIES		1,116,835

(Cost $1,060,554)
NON-AFFILIATED INVESTMENT COMPANIES: 11.4%
Access Capital Community Investment Fund (b)	43,213	419,167
CRA Qualified Investment Fund (b)	21,106	233,224
Schroder Emerging Market Equity Fund (c)	9,508	123,325

TOTAL NON-AFFILIATED INVESTMENT COMPANIES		775,716

(Cost $776,046)
BONDS: 46.7%
CORPORATE BONDS: 12.6%
CONSUMER DISCRETIONARY: 1.0%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	10,302
BorgWarner, Inc., 5.750%, 11/01/16	24,000	26,935
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,033
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,250

		65,520

ENERGY: 1.2%
Conoco, Inc., 6.950%, 04/15/29	25,000	33,679
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	38,682
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,633

		83,994

FINANCIALS: 6.3%
Bank of America Corp., 5.650%, 05/01/18	15,000	16,033
Citigroup, Inc., 6.125%, 11/21/17	15,000	16,763
ERP Operating, LP, 7.125%, 10/15/17	20,000	23,620
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,235
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,423
International Finance Corp., 2.250%, 04/28/14	35,000	36,306
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	77,072
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	15,705
Kemper Corp., 6.000%, 11/30/15	11,000	11,614

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Markel Corp., 6.800%, 02/15/13	$35,000	$36,062
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,887
Progressive Corp., The, 6.700%, 06/15/37	25,000	25,966
ProLogis LP, 6.125%, 12/01/16	35,000	38,525
State Street Corp., 7.350%, 06/15/26	20,000	26,271
Wells Fargo & Co., 3.500%, 03/08/22	10,000	9,865
Willis North America, Inc., 5.625%, 07/15/15	35,000	37,756

		426,103

HEALTH CARE: 1.1%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,075
Howard Hughes Medical, Inc, 3.450%, 09/01/14	45,000	47,947
McKesson Corp., 6.000%, 03/01/41	11,000	13,720

		73,742

INDUSTRIALS: 1.2%
GATX Corp., 9.000%, 11/15/13	28,945	31,933
Kennametal, Inc., 3.875%, 02/15/22	10,000	10,090
Owens Corning, Inc., 6.500%, 12/01/16	20,000	22,242
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	18,183

		82,448

INFORMATION TECHNOLOGY: 0.8%
Analog Devices, Inc., 5.000%, 07/01/14	25,000	27,297
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,264

		53,561

MATERIALS: 0.3%
Domtar Corp., 9.500%, 08/01/16	17,000	20,740

UTILITIES: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,115
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,936

		52,051

TOTAL CORPORATE BONDS
(Cost $812,394)		858,159

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 4.0%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.9%
5.000%, 11/17/17	$50,000	$59,979

FREDDIE MAC (AGENCY): 2.1%
3.750%, 03/27/19	95,000	106,763
2.375%, 01/13/22	39,000	38,369

		145,132

FANNIE MAE (AGENCY): 1.0%
5.375%, 07/15/16	15,000	17,747
6.625%, 11/15/30	34,000	48,387

		66,134

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $262,460)		271,245

GOVERNMENT BONDS: 1.0%
AID-Egypt, 4.450%, 09/15/15	35,000	39,354
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,756

TOTAL GOVERNMENT BONDS		65,110

(Cost $62,836)
U.S. TREASURY NOTES: 11.9%
2.000%, 04/15/12 (TIPS)	29,038	29,113
0.625%, 04/15/13 (TIPS)	7,506	7,706
1.125%, 06/15/13	65,000	65,683
1.875%, 07/15/13 (TIPS)	50,592	53,280
0.125%, 08/31/13	62,000	61,869
2.000%, 07/15/14 (TIPS)	50,497	55,038
0.250%, 01/15/15 (TIPS)	200,000	198,719
0.500%, 04/15/15 (TIPS)	8,366	8,877
1.625%, 01/15/18 (TIPS)	10,818	12,442
1.375%, 07/15/18 (TIPS)	91,435	104,786
1.375%, 01/15/20 (TIPS)	23,057	26,503
2.125%, 08/15/21	63,000	62,966
2.375%, 01/15/25 (TIPS)	36,070	45,949
2.375%, 01/15/27 (TIPS)	11,238	14,441
1.750%, 01/15/28 (TIPS)	27,045	32,329
3.375%, 04/15/32 (TIPS)	19,152	29,214

TOTAL U.S. TREASURY NOTES		808,915

(Cost $763,962)

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES: 17.2%
GINNIE MAE (MORTGAGE BACKED): 8.0%
4.175%, 01/16/38	$75,000	$79,774
4.500%, 01/15/40	102,444	111,837
4.500%, 08/20/41	319,616	348,136

		539,747

FREDDIE MAC (MORTGAGE BACKED): 4.3%
5.000%, 07/15/37	76,079	82,174
5.000%, 06/01/39	54,731	58,958
4.500%, 07/01/39	49,370	52,395
4.500%, 11/01/39	40,333	42,804
4.500%, 09/01/40	53,000	56,248

		292,579

FANNIE MAE (MORTGAGE BACKED): 2.3%
6.040%, 07/01/13	23,389	23,261
4.000%, 03/01/26	39,049	41,495
4.000%, 01/01/41	31,043	32,579
3.500%, 02/01/41	32,131	33,040
4.000%, 12/01/41	24,549	25,774

		156,149

SMALL BUSINESS ADMINISTRATION: 0.9%
0.600%, 07/25/20	14,321	14,332
5.490%, 03/01/28	43,755	49,503

		63,835

COMMERCIAL MORTGAGE-BACKED: 1.7%
CS First Boston Mortgage Securities Co., 5.120%, 08/15/38	13,107	13,141
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,713
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	11,798	12,342
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	34,863	35,096
LB-UBS Commercial Mortgage Trust, 4.647%, 07/15/30	8,664	8,673

		114,965

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,136,492)		1,167,275

TOTAL BONDS
(Cost $3,038,144)		3,170,704

Schedule of Investments (Unaudited)
ESG Managers™ Conservative Portfolio	March 31, 2012

PERCENT OF NET ASSETS NAME OF ISSUER AND TITLE OF ISSUE	SHARES/ PRINCIPAL/ CONTRACTS	VALUE
TOTAL INVESTMENTS: 99.0% (Cost $6,267,679)		$6,714,475

Other assets and liabilities—(Net): 1.0%		69,235

Net Assets: 100.0%		$6,783,710

(a)	Non income producing security.
(b)	Institutional Class shares
(c)	Investor Class shares
ADR	—American Depository Receipt
LP	—Limited Partnership
REIT	—Real Estate Investment Trust
TIPS	—Treasury Inflation Protected Securities

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2012, the Trust offered eleven investment funds.

These schedules of investments relate only to the ESG Managers Aggressive Growth Portfolio (“Aggressive Growth”), ESG Managers Growth Portfolio (“Growth”), ESG Managers Moderate Portfolio (“Moderate”), and ESG Managers Conservative Portfolio (“Conservative”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions. At March 31, 2012, the Funds did not directly hold any securities which were fair valued.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

The NAV per share of each class of a Funds shares is determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange on each day (a “Business Day”) that the New York Stock Exchange is open for trading.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Fund would expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When fair valuation methods are applied to foreign securities, they are generally categorized as Level 2. Utilizing fair valuation of foreign securities for significant market movements may result in transfers between Level 1 and Level 2 categorizations for such securities. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

In addition to those described above, Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

	Level One	Level Two	Level Three	Totals
Aggressive Growth
Common Stocks-Domestic	$6,885,035	$—	$—	$6,885,035
Common Stocks-Foreign	951,848	181,501	—	1,133,349
Preferred Stocks	—	3,664	—	3,664
Affiliated Investment Companies	4,408,925	—	—	4,408,925
Unaffiliated Investment Companies	840,812	—	—	840,812
Cash Equivalents	—	275,000	—	275,000
Total	$13,086,620	$460,165	$—	$13,546,785

Growth
Common Stocks-Domestic	$4,945,982	$—	$—	$4,945,982
Common Stocks-Foreign	731,370	165,126	—	896,496
Preferred Stocks	—	3,811	—	3,811
Affiliated Investment Companies	2,961,226	—	—	2,961,226
Unaffiliated Investment Companies	602,777	—	—	602,777
Corporate Bonds	—	243,800	—	243,800
U.S. Govt Agency Bonds	—	98,992	—	98,992
Govt Bonds	—	21,545	—	21,545
U.S. Treasury Notes	—	306,454	—	306,454
Mortgage-Backed Securities	—	249,527	—	249,527
Total	$9,241,355	$1,089,255	$—	$10,330,610

Moderate
Common Stocks-Domestic	$4,733,367	$—	$—	$4,733,367
Common Stocks-Foreign	712,633	152,378	—	865,011
Preferred Stocks	—	3,078	—	3,078
Affiliated Investment Companies	2,828,694	—	—	2,828,694
Unaffiliated Investment Companies	1,524,794	—	—	1,524,794
Corporate Bonds	—	835,244	—	835,244
U.S. Govt Agency Bonds	—	289,241	—	289,241
Govt Bonds	—	65,110	—	65,110
Municipal Bonds	—	183,703	—	183,703
U.S. Treasury Notes	—	762,493	—	762,493
Mortgage-Backed Securities	—	810,103	—	810,103
Cash Equivalents	—	388,000	—	388,000
Total	$9,799,488	$3,489,350	$—	$13,288,838

Conservative
Common Stocks-Domestic	$1,403,574	$—	$—	$1,403,574
Common Stocks-Foreign	193,010	53,537	—	246,547
Preferred Stocks	—	1,099	—	1,099
Affiliated Investment Companies	1,116,835	—	—	1,116,835
Unaffiliated Investment Companies	775,716	—	—	775,716
Corporate Bonds	—	858,159	—	858,159
U.S. Govt Agency Bonds	—	271,245	—	271,245
Govt Bonds	—	65,110	—	65,110
U.S. Treasury Notes	—	808,915	—	808,915
Mortgage-Backed Securities	—	1,167,275	—	1,167,275
Total	$3,489,135	$3,225,340	$—	$6,714,475

The Funds recognize transfers between Levels as of the end of the period. There were no significant transfers between Level 1 and Level 2 during the period. This does not include transfers between Level 1 and Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2012 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds
Aggressive Growth	$8,476,516	$—	$1,396,732	$—
Growth	2,347,163	83,512	2,123,873	38,826
Moderate	3,086,186	223,217	1,387,362	111,489
Conservative	1,461,272	417,226	1,697,131	152,730

*	Excluding short-term investments and US Government bonds.

The identified cost of investments owned at March 31, 2012 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2012 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)
Aggressive Growth	$12,700,209	$958,138	$111,562	$846,576
Growth	9,394,411	1,074,111	137,912	936,199
Moderate	12,327,399	1,070,736	109,296	961,440
Conservative	6,267,679	488,106	41,310	446,798

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At March 31, 2012, the Funds held the following investments in affiliated Pax World Funds:

Fund	Value at 3/31/2012	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions

Aggressive Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$1,024,471	$894,946	$—	$—	$3,034	$—
Pax MSCI North America ESG Index ETF	2,231,515	1,728,747	—	—	81,382	5,672
Pax World Balanced	910	—	269,209	32,675	148	—
Pax World Global Green	200,056	111,972	—	2,989	10,217	—
Pax World High Yield Bond	390	1,504	94,399	—	—	1,462
Pax World International	951,583	627,685	18,000	(661)	3,267	—

Total	$4,408,925	$3,364,854	$381,608	$35,003	$98,048	$7,134

Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$478,980	$427,848	$—	$—	$2,860	$—
Pax MSCI North America ESG Index ETF	1,429,364	873,000	—	—	61,575	3,693
Pax World Balanced	338	44,828	99,246	7,443	55	—
Pax World International	421,357	23,750	150,388	(7,738)	(1,732)	—
Pax World Global Green	213,159	82,774	—	—	14,337	—
Pax World High Yield Bond	418,028	9,641	119,942	(4,850)	(6,572)	9,415

Total	$2,961,226	$1,461,841	$369,576	$(5,145)	$70,523	$13,108
Moderate Portfolio
Pax MSCI EAFE ESG Index ETF	$391,329	$248,198	$—	$—	$8,969	$—
Pax MSCI North America ESG Index ETF	1,167,631	409,760	10,035	(290)	92,309	3,025
Pax World Balanced	222,451	173,677	26,496	1	11,423	—
Pax World Global Green	263,487	132,131	—	—	13,873	—
Pax World High Yield Bond	392,684	140,235	125,000	(5,061)	(4,526)	7,317
Pax World International	391,112	178,865	37,282	(1,229)	1,657	—

Total	$2,828,694	$1,282,866	$198,813	$(6,579)	$123,705	$10,342
Conservative Portfolio
Pax MSCI EAFE ESG Index ETF	$97,879	$78,055	$11,461	$(38)	$2,994	$—
Pax MSCI North America ESG Index ETF	429,094	258,546	32,184	(221)	27,794	1,112
Pax World Balanced	189,800	81,695	154,740	6,101	24,882	—
Pax World Global Green	61,881	3,000	7,123	379	5,706	—
Pax World High Yield Bond	236,346	39,466	104,018	(5,794)	(5,303)	5,269
Pax World International	101,835	9,655	31,827	(478)	208	—

Total	$1,116,835	$470,417	$341,353	$(51)	$56,281	$6,381

Income distributions from affiliates are reinvested, with reinvestment amount included under Purchases Cost column above.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2012, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at March 31, 2012, the Funds did not directly hold any securities which were deemed illiquid.

Item 2.	Controls and Procedures.

(a)    It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 29, 2012